Current tax receivables, current tax liabilities and non-current tax liabilities (Tables)	12 Months Ended
Oct. 31, 2019
Current tax receivables, current tax liabilities and non-current tax liabilities [Abstract]
Current Tax Receivables	Current tax receivables
	October 31, 2019	October 31, 2018
	$m	$m
Corporation tax	40.1	24.5

Current Tax Liabilities	Current tax liabilities
	October 31, 2019	October 31, 2018
	$m	$m
Corporation tax	104.0	124.1

Non-Current Tax Liabilities	Non-current tax liabilities
	October 31, 2019	October 31, 2018
	$m	$m
Corporation tax	119.7	131.0